Disclaimer: This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of Selene Diligence, LLC

Disclaimer: Selene did not review or test the Option Investments for compliance with any federal or state credit or consumer protection laws, including but not limited to those laws related to mortgage loans, consumer loans, or the servicing of mortgage or consumer debt.   Client confirms and represents to Selene that as of the closing date of each of the Option Investments, the Option Investments are not mortgage loans or debt, and are therefore exempt from, and not within the scope of, or otherwise subject to, any of the aforedescribed federal or state laws.

Investment ID	Anonymous ID	Investor Investment ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	1677450887		PNT 25-1	Property Type	propertyValuationPage	Two to Four Unit	Single Family Detached	As per appraisal report.
XXXX	1890718806		PNT 25-1	Property Type	propertyValuationPage	Townhouse	Single Family Detached	Attached PUD is a Townhouse
XXXX	1171531291		PNT 25-1	Homeowner Equity	heidiOptionInvestmentPage	44.97	44.99
Mortgage Statement reflects UPB $XXXX and Final Closing Statement reflects Pre-Existing Loan iao $XXXX. The "X" and the "X" are transposed.  Pricing and LOTV is not materially impacted or changed. The asset still qualifies with the updated LOTV.

XXXX	1171531291		PNT 25-1	Loan + Option to Value (LOTV)	heidiOptionInvestmentPage	55.03	55.01
Mortgage Statement reflects UPB $XXXX and Final Closing Statement reflects Pre-Existing Loan iao $XXXX. The "X" and the "X" are transposed.  Pricing and LOTV is not materially impacted or changed. The asset still qualifies with the updated LOTV.

XXXX	1271030536		PNT 25-1	Property Type	propertyValuationPage	Two to Four Unit	Single Family Detached	Two to Four Unit confirm with Appraisal .
XXXX	1669587725		PNT 25-1	Property Type	propertyValuationPage	Townhouse	Single Family Detached	Attached PUD is a Townhouse
XXXX	1200378313		PNT 25-1	Homeowner Equity	heidiOptionInvestmentPage	60.63	60.25	Per Statement in file Outstanding Balance of $XXXX + Deferred Balance of $XXXX = $XXXX and does not match Acknowledged Pre-existing loan amount of $XXXX.
XXXX	1200378313		PNT 25-1	Loan + Option to Value (LOTV)	heidiOptionInvestmentPage	39.37	39.75	Per Statement in file Outstanding Balance of $XXXX + Deferred Balance of $XXXX = $XXXX and does not match Acknowledged Pre-existing loan amount of $XXXX.
XXXX	1337902112		PNT 25-1	Property Type	propertyValuationPage	Single Family Attached	Single Family Detached	Per valuation
XXXX	1566419982		PNT 25-1	Property Address	heidi1003Page	XXXX	XXXX	address is XXXX (XXXX) not XXXX (XXXX.)